AFS financial assets_Details of AFS financial assets (Details)		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)
Inter segment transaction [Line Items]
Amortized cost		₩ 14,936,359,000,000
Cumulative gains on valuation		459,955,000,000
Cumulative losses on valuation		(43,364,000,000)
Fair value	[1]	15,352,950,000,000	₩ 0	$ 0
Debt securities
Inter segment transaction [Line Items]
Amortized cost		13,086,323,000,000
Cumulative gains on valuation		9,669,000,000
Cumulative losses on valuation		(37,004,000,000)
Fair value		13,058,988,000,000
Korean treasury and government agencies
Inter segment transaction [Line Items]
Amortized cost		2,338,760,000,000
Cumulative gains on valuation		1,193,000,000
Cumulative losses on valuation		(9,386,000,000)
Fair value		2,330,567,000,000
Financial institutions
Inter segment transaction [Line Items]
Amortized cost		5,225,921,000,000
Cumulative gains on valuation		1,504,000,000
Cumulative losses on valuation		(10,159,000,000)
Fair value		5,217,266,000,000
Corporates
Inter segment transaction [Line Items]
Amortized cost		2,727,016,000,000
Cumulative gains on valuation		3,851,000,000
Cumulative losses on valuation		(5,635,000,000)
Fair value		2,725,232,000,000
Asset-backed securities
Inter segment transaction [Line Items]
Amortized cost		309,518,000,000
Cumulative gains on valuation		0
Cumulative losses on valuation		(1,337,000,000)
Fair value		308,181,000,000
Bond denominated in foreign currencies
Inter segment transaction [Line Items]
Amortized cost		2,449,954,000,000
Cumulative gains on valuation		3,100,000,000
Cumulative losses on valuation		(10,475,000,000)
Fair value		2,442,579,000,000
Others
Inter segment transaction [Line Items]
Amortized cost		35,154,000,000
Cumulative gains on valuation		21,000,000
Cumulative losses on valuation		(12,000,000)
Fair value		35,163,000,000
Equity securities
Inter segment transaction [Line Items]
Amortized cost		982,393,000,000
Cumulative gains on valuation		430,921,000,000
Cumulative losses on valuation		(2,236,000,000)
Fair value		1,411,078,000,000
Beneficiary certificates
Inter segment transaction [Line Items]
Amortized cost		697,655,000,000
Cumulative gains on valuation		18,701,000,000
Cumulative losses on valuation		(3,728,000,000)
Fair value		712,628,000,000
Securities loaned
Inter segment transaction [Line Items]
Amortized cost		169,988,000,000
Cumulative gains on valuation		664,000,000
Cumulative losses on valuation		(396,000,000)
Fair value		₩ 170,256,000,000

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.